Description of Organization and Business Operations (Details) - USD ($)						9 Months Ended			12 Months Ended
	Aug. 24, 2023	Jun. 23, 2023	Jun. 14, 2023	Jan. 11, 2022	Dec. 21, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2023	Jun. 30, 2023	Feb. 03, 2022
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)						$ 10.1
Proceeds from issuance initial public offering								$ 147,500,000
Gross proceeds							$ 450,000
Underwriting fees					$ 500,000
Number of shares forfeited (in Shares)									187,500	187,500
Transaction costs						500,000			$ 17,398,949
Net Underwriting Commissions						3,300,000
Incentives to anchor investors						8,104,500		8,104,500
Offering costs						$ 719,449
Percentage of assets held in trust account						80.00%
Redeem percentage						15.00%
Public shares percentage									100.00%
Dissolution expenses						$ 100,000
Operating bank account						152,956
Working capital						3,460,817			$ 136,433
Working capital loans
Affiliated loan	$ 100,000
Borrowed promissory note						100,000
Trust account						90,000
Net tangible assets						$ 5,000,001
Common stock redeemed (in Shares)		12,980,181
Federal excise tax rate						1.00%
Percentage of fair market value						1.00%
Stockholders’ deficit						$ 1,342,951
Percentage of shares redeemed						1.00%
Maximum maturity term of investments				185 days	185 days
Proceeds from private placement				$ 450,000				$ 5,800,000	450,000
Underwriting fees					$ 2,500,000				2,800,000
Deferred underwriting commission payable									5,775,000
Other offering costs									719,449
Underwriting commission gross									3,300,000
Underwriting reimbursement of costs					$ 500,000				$ 500,000
Percentage of aggregate fair value									80.00%
Percentage of post transaction									50.00%
Tangible assets									$ 5,000,000
Percentage of aggregate									15.00%
Months to complete acquisition									18 months
Redemption period upon closure									10 days
Maximum allowed dissolution expenses									$ 100,000
Operating bank account									$ 776,607
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common stock redeemed (in Shares)		12,980,181
Redemption payment		$ 134,295,092
Public Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of warrants in a unit (in Shares)						1
Exercise price of warrants (in Dollars per share)					$ 11.5
Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)						$ 10.1
Exercise price of warrants (in Dollars per share)						$ 1			$ 11.5
Private placement of warrants (in Shares)						5,800,000			1
Gross proceeds						$ 5,800,000
Sale of private placement warrants (in Shares)									5,800,000
Exercise price of warrants (in Dollars per share)					$ 1
Proceeds from private placement					$ 5,800,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Number of additional units exercised (in Shares)				2,250,000	15,000,000
Purchase price per unit (in Dollars per share)					$ 10				$ 10.1
Proceeds from issuance initial public offering					$ 150,000,000
Transaction costs						17,398,949			$ 17,398,949
Net Underwriting Commissions						2,800,000			$ 2,800,000
Deferred underwriting commission						5,775,000
Incentives to anchor investors						$ 8,104,500
Sale of private placement warrants (in Shares)						14,500,000			14,500,000
Deferred underwriting commission payable						$ 5,775,000
Other offering costs						$ 719,449			$ 719,449
IPO [Member] | Public Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of shares in a unit (in Shares)					1				1
Number of warrants in a unit (in Shares)					0				0
Exercise price of warrants (in Dollars per share)						$ 11.5
Sale of private placement warrants (in Shares)					1				8,250,000
IPO [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)				$ 10.1
Net proceeds				$ 166,650,000
Sale of private placement warrants (in Shares)									6,250,000
Payments for investment				$ 166,650,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of additional units exercised (in Shares)				1,500,000
Purchase price per unit (in Dollars per share)				$ 10
Proceeds from issuance initial public offering				$ 15,000,000
Additional Units (in Shares)				1,500,000
Underwriting fees				$ 300,000
Number of shares forfeited (in Shares)						187,500			187,500
Transaction costs						$ 300,000
Deferred underwriting commission						$ 525,000
Sale of private placement warrants (in Shares)						450,000
Underwriting fees				$ 300,000
Underwriting commission gross									$ 300,000
Underwriting reimbursement of costs									$ 525,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)				$ 10.1
Sale of private placement warrants (in Shares)									450,000
Public Offering [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)						$ 10.1
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)									$ 10.1
Sale of private placement warrants (in Shares)						5,800,000
Private Placement [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Sale of private placement warrants (in Shares)					5,800,000
Founder Shares [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)									10.1
Class A Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Number of shares in a unit (in Shares)						1
Exercise price of warrants (in Dollars per share)						$ 11.5							$ 11.5
Private placement of warrants (in Shares)						1
Common shares, par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		0.0001
Common stock redeemed (in Shares)			12,980,181
Redemption payment			$ 134,295,092
Common shares, shares outstanding (in Shares)						4,124,995
Class A Common Stock [Member] | IPO [Member]
Description of Organization and Business Operations [Line Items]
Exercise price of warrants (in Dollars per share)									$ 11.5
Class A Common Stock [Member] | IPO [Member] | Public Warrants [Member]
Description of Organization and Business Operations [Line Items]
Number of shares in a unit (in Shares)						1
Private placement of warrants (in Shares)						1
Class A Common Stock [Member] | IPO [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Number of shares in a unit (in Shares)						1
Exercise price of warrants (in Dollars per share)						$ 11.5
Class A Common Stock [Member] | Warrants [Member]
Description of Organization and Business Operations [Line Items]
Common shares, par value (in Dollars per share)													$ 0.0001
Class B Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Common shares, par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in Shares)						5		4,125,000	4,125,000	4,125,000
Class B Common Stock [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Number of shares forfeited (in Shares)				187,500		4,312,500
Common shares, par value (in Dollars per share)				$ 0.0001		$ 0.0001
Common shares, shares outstanding (in Shares)				4,312,500
Founder Shares [Member] | IPO [Member]
Description of Organization and Business Operations [Line Items]
Purchase price per unit (in Dollars per share)												$ 10
Business Combination [Member]
Description of Organization and Business Operations [Line Items]
Percentage of outstanding voting securities						50.00%
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Public shares percentage						100.00%
Loan payment						$ 189,789
Sale of private placement warrants (in Shares)									5,050,000
Sponsor [Member] | Private Placement Warrants [Member]
Description of Organization and Business Operations [Line Items]
Exercise price of warrants (in Dollars per share)						$ 1
Private placement of warrants (in Shares)						450,000
Gross proceeds						$ 450,000
Sale of private placement warrants (in Shares)				450,000
Exercise price of warrants (in Dollars per share)				$ 1
Sponsor [Member] | Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Sale of private placement warrants (in Shares)						5,050,000
Sponsor [Member] | Founder Shares [Member]
Description of Organization and Business Operations [Line Items]
Offering costs						$ 25,000
Due to the Sponsor for certain reimbursable expenses									$ 25,000
Sponsor [Member] | Promissory Note With Related Party [Member]
Description of Organization and Business Operations [Line Items]
Due to the Sponsor for certain reimbursable expenses									189,789
Related Party [Member]
Description of Organization and Business Operations [Line Items]
Note and Other Payable						485,014		$ 189,789		$ 189,789
Related Party [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Note and Other Payable						$ 485,014
Investor [Member]
Description of Organization and Business Operations [Line Items]
Incentives									$ 8,104,500